Common Stock and Stock-Based Compensation - Schedule of Common Stock Reserved for Issuance (Details) - shares	Dec. 31, 2024	Dec. 31, 2023
Class of Stock [Line Items]
Convertible preferred stock outstanding		8,048,573
Stock options and restricted stock units	7,078,178	1,657,017
Stock options and restricted stock units available for future issuance	698,682	670,477
Total shares of common stock reserved	22,360,193	11,800,113
Warrants Outstanding For Future Issuance Of Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Warrants outstanding for future issuance of convertible preferred stock		86,877
Warrants Outstanding For Future Issuance Of Common Stock [Member]
Class of Stock [Line Items]
Warrants outstanding for future issuance of convertible preferred stock	14,583,333	1,337,169
Series A Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Convertible preferred stock outstanding		1,573,999	[1]
Series B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Convertible preferred stock outstanding		2,511,007
Series C Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Convertible preferred stock outstanding		1,498,516
Series D Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Convertible preferred stock outstanding		1,312,722
Series E Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Convertible preferred stock outstanding		1,152,329	[2]

[1]	Includes 56,080 shares of Series A convertible preferred stock issued at a price of $3.01 per share, representing a 5% discount from the original issuance price, from simultaneous extinguishment of convertible notes.
[2]	Includes 838,702 shares of Series E convertible preferred stock issued at a price of $54.61 per share, representing a 15% discount from the original issuance price, from simultaneous extinguishment of convertible notes.